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                                                                 CIK: 0000806004

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, Missouri 63128

                                        September 8, 2010

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  General American Separate Account Eleven
          File No. 811-04901

Commissioners:

     Semi-annual reports dated June 30, 2010 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the General American Separate Account Eleven of General American Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-annual reports for certain series of the JPMorgan Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000909221, File No. 811-07874.

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

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The Semi-annual reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000824036, File No. 811-05371.

The Semi-annual reports for certain series of Van Eck VIP Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000811976, File No. 811-05083.

                                        Sincerely,


                                        /s/ Paula J. Minella
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                                        Paula J. Minella, Esq.